UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	11/30

Date of reporting period:	11/30/2025

Item 1. Reports to Stockholders.

(a)

National Security Emerging Markets Index ETF

(NSI) NASDAQ

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about National Security Emerging Markets Index ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.nationalsecurityindex.com. You can also request this information by contacting us at 833-906-5569.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
National Security Emerging Markets Index ETF	$86	0.75%

How did the Fund perform during the reporting period?

The National Security Emerging Markets Index ETF (the "Fund") performed in line with the diversified emerging markets category. Emerging markets equities enjoyed macroeconomic tailwinds throughout most of the reporting period. A first half decline in the relative value of the U.S. dollar – its largest drawdown in nearly a decade – made emerging markets assets more attractive to global capital. Relatively high valuations in developed market equities, especially the U.S. information technology sector, likely provided additional tailwinds. Emerging markets equities experienced a sharp correction in April, when the Trump Administration announced its “Liberation Day” tariffs, but the Fund finished the month with a gain after the White House proved eager to negotiate bilateral rates. Emerging markets equities enjoyed positive capital flows from May to November, helping the Fund gain nearly 30% during the six-month period. The second half of the reporting period saw resilient earnings reports from emerging markets companies in general despite lingering trade war concerns. Market enthusiasm for companies involved in artificial intelligence and semiconductors was not limited to the United States. The Fund’s largest information technology positions, Taiwan Semiconductor and Samsung Electronics, contributed the most to performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

National Security Emerging Markets Index ETF - NAV
MSCI Emerging Markets Index
Alerian National Security Emerging Markets NTR Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$14,665
$14,427
$13,835
Dec-2023
Nov-2024
Nov-2025

	National Security Emerging Markets Index ETF - NAV	MSCI Emerging Markets Index	Alerian National Security Emerging Markets NTR Index
Dec-2023	$10,000	$10,000	$10,000
Nov-2024	$10,730	$11,324	$11,025
Nov-2025	$13,835	$14,665	$14,427

Average Annual Total Returns

	1 Year	Since Inception (December 6, 2023)
National Security Emerging Markets Index ETF - NAV	28.94%	17.75%
MSCI Emerging Markets Index	29.51%	21.26%
Alerian National Security Emerging Markets NTR Index	30.86%	20.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
29.2%
Financials
23.2%
Communications
15.7%
Consumer Discretionary
7.9%
Materials
6.0%
Energy
4.4%
Industrials
4.2%
Consumer Staples
3.0%
Health Care
2.2%
Utilities
1.3%
Communication Services
0.1%
Real Estate
0.1%
Other Assets in Excess of Liabilities
2.7%

Value	Value
Other Assets in Excess of Liabilities	2.7%
Real Estate	0.1%
Communication Services	0.1%
Utilities	1.3%
Health Care	2.2%
Consumer Staples	3.0%
Industrials	4.2%
Energy	4.4%
Materials	6.0%
Consumer Discretionary	7.9%
Communications	15.7%
Financials	23.2%
Technology	29.2%

Fund Statistics

  Net Assets$31,045,325
  Number of Portfolio Holdings112
  Advisory Fee $115,747
  Portfolio Turnover37%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Country Weighting (% of net assets)

Taiwan Province Of China
24.5%
Cayman Islands
15.3%
Korea (Republic Of)
13.8%
India
10.4%
Brazil
6.8%
China
6.1%
South Africa
5.3%
Mexico
4.6%
United States
2.9%
Indonesia
2.8%
Other Countries
4.8%
Other Assets in Excess of Liabilities
2.7%

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Countries	4.8%
Indonesia	2.8%
United States	2.9%
Mexico	4.6%
South Africa	5.3%
China	6.1%
Brazil	6.8%
India	10.4%
Korea (Republic Of)	13.8%
Cayman Islands	15.3%
Taiwan Province Of China	24.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.5%
Samsung Electronics Company Ltd.	5.7%
China Construction Bank Corporation	3.8%
HDFC Bank Ltd.	2.8%
Naspers Ltd., Class N	2.7%
Chunghwa Telecom Company Ltd.	2.6%
PDD Holdings, Inc.	2.6%
ASE Technology Holding Company Ltd.	2.5%
Hon Hai Precision Industry Company Ltd.	2.5%
Reliance Industries Ltd.	2.4%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.nationalsecurityindex.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

National Security Emerging Markets Index ETF

Annual Shareholder Report - November 30, 2025

TSR-AR 113025-NSI

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item.

(a)(2) Not applicable

(a)(3) Not applicable

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$14,100
2024	$13,600

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$3,000
2024	$3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended November 30, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

NATIONAL SECURITY EMERGING MARKETS INDEX ETF

NSI

Annual Financial Statements and Additional Information
November 30, 2025

Listed and traded on:
the NASDAQ, Inc.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3%
	AEROSPACE & DEFENSE - 0.3%
1,576	Embraer S.A. - ADR	$98,847

	ASSET MANAGEMENT - 0.4%
5,797	XP, Inc., Class A	114,259

	AUTOMOTIVE - 1.0%
7,377	Li Auto, Inc., Class A - ADR(a)	135,663
9,796	NIO, Inc. - ADR(a)	53,878
6,186	XPeng, Inc. - ADR(a)	135,040
		324,581
	BANKING - 20.2%
2,933	Axis Bank Ltd. - GDR	211,763
37,515	Banco Bradesco S.A. - ADR	138,805
6,905	Banco de Chile - ADR	260,871
28,690	Banco do Brasil S.A. - ADR	122,793
5,455	Banco Santander Brasil S.A. - ADR	35,130
6,491	Banco Santander Chile - ADR	194,276
27,775	Bank Central Asia Tbk P.T. - ADR	348,021
18,059	Bank Mandiri Persero Tbk P.T. - ADR	209,484
16,332	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	178,509
56,344	China Construction Bank Corporation - ADR	1,191,111
195	Credicorp Ltd.	50,156
1,159	Grupo Cibest S.A. - ADR	73,087
2,246	Grupo Financiero Banorte S.A.B. de C.V. - ADR	108,078
23,316	HDFC Bank Ltd. - ADR	858,494
15,624	ICICI Bank Ltd. - ADR	487,938
29,501	Itau Unibanco Holding S.A. - ADR	230,108
4,429	KB Financial Group, Inc. - ADR	376,864
15,733	NU Holdings Ltd./Cayman Islands, Class A(a)	273,597
6,925	Shinhan Financial Group Company Ltd. - ADR	374,573
1,596	State Bank of India - GDR	175,241
7,018	Woori Financial Group, Inc. - ADR	385,639
		6,284,538

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	BEVERAGES - 2.3%
92,915	Ambev S.A. - ADR	$236,004
2,271	Coca-Cola Femsa S.A.B. de C.V. - ADR	199,189
2,918	Fomento Economico Mexicano S.A.B. de C.V. - ADR	279,954
		715,147
	BIOTECH & PHARMA - 2.2%
718	BeiGene Ltd. - ADR(a)	244,558
18,362	Dr Reddy’s Laboratories Ltd. - ADR	257,986
6,462	HUTCHMED China Ltd. - ADR(a)	93,182
3,982	Zai Lab Ltd. - ADR(a)	81,273
		676,999
	CHEMICALS - 0.7%
26,978	Sasol Ltd. - ADR(a)	175,357
683	Sociedad Quimica y Minera de Chile S.A. - ADR(a)	43,931
		219,288
	CONSTRUCTION MATERIALS - 0.3%
4,843	Cemex S.A.B. de C.V. - ADR	52,256
768	Tecnoglass, Inc.	38,231
		90,487
	CONSUMER SERVICES - 0.5%
1,427	New Oriental Education & Technology Group, Inc. - ADR	72,977
7,356	TAL Education Group - ADR(a)	80,916
		153,893
	E-COMMERCE DISCRETIONARY - 5.4%
6,674	Coupang, Inc.(a)	187,940
285	MercadoLibre, Inc.(a)	590,458
7,020	PDD Holdings, Inc. - ADR(a)	814,882
4,332	Vipshop Holdings Ltd. - ADR	85,080
		1,678,360
	ELECTRIC UTILITIES - 1.1%
5,096	Centrais Eletricas Brasileiras S.A. - ADR	59,878
14,325	Cia Energetica de Minas Gerais - ADR	30,369
3,116	Companhia Paranaense de Energia - ADR	33,248
10,364	Enel Chile S.A. - ADR	39,901

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	ELECTRIC UTILITIES - 1.1% (Continued)
10,078	Korea Electric Power Corporation - ADR	$183,521
		346,917
	ENGINEERING & CONSTRUCTION - 0.5%
3,403	Larsen & Toubro Ltd. - GDR	155,177

	ENTERTAINMENT CONTENT - 2.2%
6,231	Bilibili, Inc. - ADR(a)	165,807
3,693	NetEase, Inc. - ADR	509,819
		675,626
	FOOD - 0.1%
12,019	Marfrig Global Foods S.A. - ADR	43,869

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
3,161	Suzano S.A. - ADR	28,291

	GAS & WATER UTILITIES - 0.2%
1,846	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	48,679

	INSURANCE - 2.3%
47,960	Ping An Insurance Group Company of China Ltd. - ADR	702,134

	INTERNET MEDIA & SERVICES - 6.3%
4,014	Autohome, Inc. - ADR	95,373
5,704	Kanzhun Ltd. - ADR	126,058
8,926	KE Holdings, Inc., Institutional Class - ADR	153,795
20,364	Meituan - ADR(a)	525,391
66,865	Naspers Ltd., Class N - ADR	841,162
3,169	Trip.com Group Ltd. - ADR	221,576
		1,963,355
	LEISURE FACILITIES & SERVICES - 0.9%
1,289	Atour Lifestyle Holdings Ltd. - ADR	49,459
2,038	H World Group Ltd. - ADR	93,952
2,272	Yum China Holdings, Inc.	109,374
		252,785

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	MACHINERY - 0.5%
20,340	WEG S.A. - ADR	$166,585

	METALS & MINING - 3.3%
14,217	Anglo American Platinum Ltd. - ADR	163,353
1,781	Anglogold Ashanti plc	152,596
1,471	Cia de Minas Buenaventura S.A.A. - ADR	36,451
5,658	Gold Fields Ltd. - ADR	242,672
6,676	Harmony Gold Mining Company Ltd. - ADR	131,250
3,810	Impala Platinum Holdings Ltd. - ADR	47,625
3,270	Sibanye Stillwater Ltd. - ADR(a)	43,589
17,231	Vale S.A. - ADR	217,283
		1,034,819
	OFFICE REIT - 0.1%
1,132	Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	35,262

	OIL & GAS PRODUCERS - 4.4%
12,266	Cosan S.A. - ADR(a)	59,981
6,726	Ecopetrol S.A. - ADR	66,049
26,180	Petroleo Brasileiro S.A. - ADR	328,297
10,569	Reliance Industries Ltd. - GDR(b)	746,172
19,911	Ultrapar Participacoes S.A. - ADR	81,834
3,305	Vibra Energia S.A. - ADR	32,273
863	Vista Oil & Gas S.A.B. de C.V. - ADR(a)	42,425
		1,357,031
	RETAIL - CONSUMER STAPLES - 0.6%
5,566	Wal-Mart de Mexico S.A.B. de C.V. - ADR	186,572

	RETAIL - DISCRETIONARY - 0.1%
1,669	MINISO Group Holding Ltd. - ADR	33,163

	SEMICONDUCTORS - 19.4%
52,831	ASE Technology Holding Company Ltd. - ADR	789,823
16,462	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,798,839

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SEMICONDUCTORS - 19.4% (Continued)
55,242	United Microelectronics Corporation - ADR	$412,105
		6,000,767
	SPECIALTY FINANCE - 0.3%
5,472	Qifu Technology, Inc. - ADR	106,868

	STEEL - 1.6%
9,728	Gerdau S.A. - ADR	35,021
8,563	POSCO Holdings, Inc. - ADR	454,524
		489,545
	TECHNOLOGY HARDWARE - 8.6%
281	Fabrinet(a)	129,094
54,489	Hon Hai Precision Industry Company Ltd. - GDR	777,013
1,023	Samsung Electronics Company Ltd. - GDR	1,769,790
		2,675,897
	TECHNOLOGY SERVICES - 1.3%
17,592	Infosys Ltd. - ADR	307,508
2,805	StoneCompany Ltd.(a)	47,264
13,785	Wipro Ltd. - ADR	37,495
		392,267
	TELECOMMUNICATIONS - 7.3%
7,562	America Movil S.A.B. de C.V. - ADR	174,531
19,594	Chunghwa Telecom Company Ltd. - ADR	819,224
2,313	GDS Holdings Ltd. - ADR(a)	78,573
21,549	KT Corporation - ADR	395,640
807	Millicom International Cellular S.A.	42,827
5,237	PLDT, Inc. - ADR	116,995
16,365	SK Telecom Company Ltd. - ADR	330,409
3,577	Telefonica Brasil S.A. - ADR	47,288
6,613	Telkom Indonesia Persero Tbk P.T. - ADR	142,510
1,526	TIM S.A. - ADR	35,830
17,713	Turkcell Iletisim Hizmetleri A/S - ADR	99,016
		2,282,843
	TRANSPORTATION & LOGISTICS - 2.8%
14,356	Full Truck Alliance Company Ltd. - ADR	162,940

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	TRANSPORTATION & LOGISTICS - 2.8% (Continued)
921	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	$99,063
498	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	118,270
439	Grupo Aeroportuario del Sureste SAB de C.V. - ADR	132,556
1,716	Latam Airlines Group S.A. - ADR	82,763
13,106	ZTO Express Cayman, Inc. - ADR	270,638
		866,230

	TOTAL COMMON STOCKS (Cost $25,883,739)	30,201,081

	TOTAL INVESTMENTS - 97.3% (Cost $25,883,739)	$30,201,081
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%	844,244
	NET ASSETS - 100.0%	$31,045,325

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

GDR	- Global Depositary Receipt

Ltd.	- Limited Company

plc	- Public Limited Company

P.T.	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

S.A.A.	- Société Anónima Abierta

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025, the total market value of Rule 144A securities is $746,172 or 2.4% of net assets.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025

ASSETS
Investment securities:
Securities at Cost	$25,883,739
Securities at Value	$30,201,081
Cash	825,104
Foreign Cash	7
Dividends and interest receivable	38,265
TOTAL ASSETS	31,064,457

LIABILITIES
Investment advisory fees payable	19,132
TOTAL LIABILITIES	19,132
NET ASSETS	$31,045,325

Net Assets Consist of:
Paid in capital	$27,101,813
Accumulated earnings	3,943,512
NET ASSETS	$31,045,325

Net Asset Value Per Share:
Net Assets	$31,045,325
Shares of beneficial interest outstanding (a)	940,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$33.03

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2025

INVESTMENT INCOME
Dividends (net of $76,580 foreign withholding taxes)	$312,057
Interest	20,162
TOTAL INVESTMENT INCOME	332,219

EXPENSES
Investment advisory fees	115,747

NET INVESTMENT INCOME	216,472

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(230,324)
Net realized gain on in-kind transactions	197,932
Net change in unrealized appreciation (depreciation) on:
Investments	4,140,051

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,107,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,324,131

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	November 30, 2025	November 30, 2024*
FROM OPERATIONS:
Net investment income	$216,472	$122,850
Net realized loss on investment transactions	(230,324)	(69,243)
Net realized gain from in-kind transactions	197,932	—
Net change in unrealized appreciation (depreciation) on investments	4,140,051	177,291
Net increase in net assets resulting from operations	4,324,131	230,898

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(301,360)	(120,839)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	20,970,358	7,521,515
Payments for shares redeemed	(1,586,378)	—
Net increase in net assets from shares of beneficial interest	19,383,980	7,528,515

TOTAL INCREASE IN NET ASSETS	23,406,751	7,638,574

NET ASSETS:
Beginning of Period	7,638,574	—
End of Period	$31,045,325	$7,638,574

SHARE ACTIVITY
Shares Sold	710,000	290,000
Shares Redeemed	(60,000)	—
Net increase in shares of beneficial interest outstanding	650,000	290,000

*	The National Security Emerging Markets Index ETF commenced operations on December 6, 2023.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the	For the
	Year Ended	Period Ended
	November 30, 2025	November 30, 2024*
Net asset value, beginning of period	$26.34	$25.00
Activity from investment operations:
Net investment income (1)	0.42	0.52
Net realized and unrealized gain on investments	7.03	1.31
Total from investment operations	7.45	1.83
Less distributions from:
Net investment income	(0.76)	(0.49)
Net asset value, end of period	$33.03	$26.34
Market price, end of period	$33.14	$26.35
Total return (2)	28.94%	7.30	% (3)
Net assets, end of period (000s)	$31,045	$7,639
Ratio of expenses to average net assets	0.75%	0.75	% (4)
Ratio of net investment income to average net assets	1.40%	1.98	% (4)
Portfolio Turnover Rate (5)	37%	42	% (3)

*	The National Security Emerging Markets ETF commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025

1.	ORGANIZATION

The National Security Emerging Markets Index ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to track the results, before fees and expenses, of the Alerian National Security Emerging Markets Index (the “Index”). The Fund invests at least 80% of its total assets in component securities of the Index. The Index consists of stocks listed on globally recognized stock exchanges that excludes companies benefiting end-users that, in the view of the sponsor of the Fund, National Security Index, LLC (the “Sponsor”), pose a threat to the national security interests of the United States. The Fund commenced operations on December 6, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of its portfolio manager and the chief financial officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – The Fund records its investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods, which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third-party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of November 30, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$30,201,081	$—	$—	$30,201,081
Total	$30,201,081	$—	$—	$30,201,081

The Fund did not hold any Level 2 or 3 securities during the year.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least semi-annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually for the Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns to be filed for the open tax year ended November 30, 2025.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns to be filed for the open tax year ended November 30, 2025. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

November 30, 2025, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which there is a reasonable possibility that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

PRINCIPAL INVESTMENT RISKS:

Currency Exchange Rate Risk - To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Risk - The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Purchases	Sales
$7,964,550	$5,579,777

For the year ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

Purchases	Sales
$17,731,717	$1,301,399

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Tuttle Capital Management, LLC is the investment adviser for the Fund (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets for the Fund. For the year ended November 30, 2025, the Fund incurred $115,747 in advisory fees.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and distributor for the shares of the Fund. The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and will not be paid by the Fund unless authorized by the Board.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not its management fee; any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-1 fees; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

For the year ended November 30, 2025, the Trustees received fees in the aggregate amount of $10,567, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a depository trust company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of the Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$500	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At November 30, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$26,041,048	$4,906,011	$(745,978)	$4,160,033

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended November 30, 2025, and November 20, 2024, were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2025	November 30, 2024
Ordinary Income	$301,360	$120,839

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Non-expiring
Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$48,321	$—	$—	$(264,842)	$—	$4,160,033	$3,943,512

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark to market on passive foreign investment companies.

At November 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$218,912	$45,930	$264,842	$—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions resulted in reclassifications for the Fund for the year ended November 30, 2025, as follows:

Paid
In	Accumulated
Capital	Earnings
$189,318	$(189,318)

8.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

On December 17, 2025, the National Security Emerging Markets Index ETF made an income distribution of $0.2562 per share.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

10.	Foreign Tax Credit (Unaudited)

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended November 30, 2025 were as follows:

Foreign Source
Foreign Taxes Paid	Income
$61,323	$261,455

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of National Security Emerging Markets Index ETF and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of National Security Emerging Markets Index ETF (the “Fund”), a series of Northern Lights Fund Trust IV, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from December 6, 2023 (commencement of operations) through November 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations and for the year then ended, and the changes in net assets and financial highlights for the year then ended and for the period from December 6, 2023 (commencement of operations) through November 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2018.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

January 28, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
ADDITIONAL INFORMATION (Unaudited)
November 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies, is available without charge, upon request, by (i) calling 1-833-906-5569; (ii) visiting the Fund’s website at www.nationalsecurityindex.com; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 2/6/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer/President
Date: 2/6/26

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer/Treasurer
Date: 2/6/26